Significant accounting judgments, estimates and assumptions (Details Narrative) - Total E C L [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
ECL allowance total	$ 1,350,891
Credit card operations	1,050,668
Loans	$ 300,223